Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of accumulated amortization - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of accumulated amortization [Line Items]
Balances beginning	$ (49,576)	$ (25,338)
Balances ending	(74,567)	(49,576)
Amortization for the period	(28,899)	(27,731)
Sales and disposals during the period	3,908	3,496
Transfers
Others		(3)
Land and buildings [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of accumulated amortization [Line Items]
Balances beginning	(49,576)	(25,338)
Balances ending	(74,567)	(49,576)
Amortization for the period	(28,899)	(27,731)
Sales and disposals during the period	3,908	3,496
Transfers
Others		(3)
Other [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of accumulated amortization [Line Items]
Balances beginning
Balances ending
Amortization for the period
Sales and disposals during the period
Transfers
Others